Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000167845 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000167845 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000167845 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000167845 | Ecolab, Inc.FR_278865100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167845 | Iberdrola SAFR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167845 | Taiwan Semiconductor Manufacturing Co. Ltd., ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167845 | Roper Technologies, Inc.FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167845 | Palo Alto Networks, Inc.FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000167845 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000167845 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000167845 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000167845 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000167845 | IndustryCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000167845 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167845 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000167845 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000167845 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000167845 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000167845 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000167845 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000167845 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000167845 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000167845 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000167845 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167845 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167845 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000167845 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167845 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000167845 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000167845 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000167845 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000167846 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000167846 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000167846 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000167846 | Ecolab, Inc.FR_278865100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167846 | Iberdrola SAFR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167846 | Taiwan Semiconductor Manufacturing Co. Ltd., ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167846 | Roper Technologies, Inc.FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167846 | Palo Alto Networks, Inc.FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000167846 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000167846 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000167846 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000167846 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000167846 | IndustryCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000167846 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167846 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000167846 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000167846 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000167846 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000167846 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000167846 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000167846 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000167846 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000167846 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000167846 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167846 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167846 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000167846 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167846 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000167846 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000167846 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000167846 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000190736 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000190736 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000190736 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000190736 | Ecolab, Inc.FR_278865100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190736 | Iberdrola SAFR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000190736 | Taiwan Semiconductor Manufacturing Co. Ltd., ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000190736 | Roper Technologies, Inc.FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190736 | Palo Alto Networks, Inc.FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190736 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190736 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190736 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000190736 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000190736 | IndustryCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000190736 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000190736 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000190736 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190736 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000190736 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000190736 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000190736 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000190736 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000190736 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000190736 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000190736 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000190736 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000190736 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000190736 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190736 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000190736 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190736 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000190736 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000167847 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000167847 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000167847 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000167847 | Ecolab, Inc.FR_278865100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167847 | Iberdrola SAFR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167847 | Taiwan Semiconductor Manufacturing Co. Ltd., ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167847 | Roper Technologies, Inc.FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167847 | Palo Alto Networks, Inc.FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000167847 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000167847 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000167847 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000167847 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000167847 | IndustryCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000167847 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167847 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000167847 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000167847 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000167847 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000167847 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000167847 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000167847 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000167847 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000167847 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000167847 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167847 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167847 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000167847 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167847 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000167847 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000167847 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000167847 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000206848 | Iberdrola SAFR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000206848 | Taiwan Semiconductor Manufacturing Co. Ltd., ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206848 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000206848 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000206848 | Air Liquide SAFR_B1YXBJ905
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206848 | KBC Group NVFR_449774009
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000206848 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000206848 | Halma PLCFR_040520009
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206848 | Legal & General Group PLCFR_056039902
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206848 | Geberit AG, (Registered)FR_B1WGG9901
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000206848 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000206848 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000206848 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206848 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000206848 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000206848 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000206848 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206848 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000206848 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000206848 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000206848 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000206848 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206848 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206848 | IndustryPersonal Care Products
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000206848 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000206848 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000206848 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206848 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000206848 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206848 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000206848 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000206848 | France
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000206848 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000206848 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000206848 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206848 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000206848 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206848 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000206848 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000206846 | Iberdrola SAFR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000206846 | Taiwan Semiconductor Manufacturing Co. Ltd., ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206846 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000206846 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000206846 | Air Liquide SAFR_B1YXBJ905
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206846 | KBC Group NVFR_449774009
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000206846 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000206846 | Halma PLCFR_040520009
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206846 | Legal & General Group PLCFR_056039902
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206846 | Geberit AG, (Registered)FR_B1WGG9901
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000206846 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000206846 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000206846 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206846 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000206846 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000206846 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000206846 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206846 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000206846 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000206846 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000206846 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000206846 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206846 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206846 | IndustryPersonal Care Products
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000206846 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000206846 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000206846 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206846 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000206846 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206846 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000206846 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000206846 | France
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000206846 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000206846 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000206846 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206846 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000206846 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206846 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000206846 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000206847 | Iberdrola SAFR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000206847 | Taiwan Semiconductor Manufacturing Co. Ltd., ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206847 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000206847 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000206847 | Air Liquide SAFR_B1YXBJ905
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206847 | KBC Group NVFR_449774009
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000206847 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000206847 | Halma PLCFR_040520009
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206847 | Legal & General Group PLCFR_056039902
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206847 | Geberit AG, (Registered)FR_B1WGG9901
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000206847 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000206847 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000206847 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206847 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000206847 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000206847 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000206847 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206847 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000206847 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000206847 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000206847 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000206847 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206847 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206847 | IndustryPersonal Care Products
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000206847 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000206847 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000206847 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206847 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000206847 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206847 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000206847 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000206847 | France
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000206847 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000206847 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000206847 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206847 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000206847 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206847 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000206847 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000094872 | Glencore PLCFR_B4T3BW902
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000094872 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000094872 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000094872 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000094872 | Continental AGFR_459858908
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000094872 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000094872 | Fresenius Medical Care AGFR_512907908
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000094872 | Ashtead Group PLCFR_005367008
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000094872 | KB Financial Group, Inc.FR_B3DF0Y902
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000094872 | Daimler Truck Holding AGFR_ACI223RB9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000094872 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000094872 | Automobile Components
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000094872 | Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000094872 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000094872 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000094872 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094872 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000094872 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000094872 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000094872 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000094872 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000094872 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000094872 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000094872 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000094872 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000094872 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000094872 | IndustryTextiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000094872 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000094872 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000094872 | France
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000094872 | Germany
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000094872 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000094872 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000094872 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000094872 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000094873 | Glencore PLCFR_B4T3BW902
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000094873 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000094873 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000094873 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000094873 | Continental AGFR_459858908
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000094873 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000094873 | Fresenius Medical Care AGFR_512907908
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000094873 | Ashtead Group PLCFR_005367008
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000094873 | KB Financial Group, Inc.FR_B3DF0Y902
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000094873 | Daimler Truck Holding AGFR_ACI223RB9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000094873 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000094873 | Automobile Components
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000094873 | Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000094873 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000094873 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000094873 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094873 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000094873 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000094873 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000094873 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000094873 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000094873 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000094873 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000094873 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000094873 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000094873 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000094873 | IndustryTextiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000094873 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000094873 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000094873 | France
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000094873 | Germany
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000094873 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000094873 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000094873 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000094873 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000190734 | Glencore PLCFR_B4T3BW902
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190734 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190734 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000190734 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000190734 | Continental AGFR_459858908
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000190734 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190734 | Fresenius Medical Care AGFR_512907908
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000190734 | Ashtead Group PLCFR_005367008
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190734 | KB Financial Group, Inc.FR_B3DF0Y902
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000190734 | Daimler Truck Holding AGFR_ACI223RB9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000190734 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000190734 | Automobile Components
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000190734 | Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000190734 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000190734 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000190734 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000190734 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190734 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000190734 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190734 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000190734 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000190734 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000190734 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000190734 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190734 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190734 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000190734 | IndustryTextiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000190734 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000190734 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000190734 | France
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000190734 | Germany
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000190734 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000190734 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000190734 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000190734 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000190735 | Glencore PLCFR_B4T3BW902
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190735 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190735 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000190735 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000190735 | Continental AGFR_459858908
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000190735 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190735 | Fresenius Medical Care AGFR_512907908
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000190735 | Ashtead Group PLCFR_005367008
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190735 | KB Financial Group, Inc.FR_B3DF0Y902
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000190735 | Daimler Truck Holding AGFR_ACI223RB9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000190735 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000190735 | Automobile Components
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000190735 | Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000190735 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000190735 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000190735 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000190735 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190735 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000190735 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190735 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000190735 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000190735 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000190735 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000190735 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190735 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190735 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000190735 | IndustryTextiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000190735 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000190735 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000190735 | France
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000190735 | Germany
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000190735 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000190735 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000190735 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000190735 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018161 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018161 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018161 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018161 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018161 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018161 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018161 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018161 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018161 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018161 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018161 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000018161 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018161 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018161 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018161 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018161 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018161 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018161 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018161 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000018161 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000018161 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000018161 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000018163 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018163 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018163 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018163 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018163 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018163 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018163 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018163 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018163 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018163 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018163 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000018163 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018163 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018163 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018163 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018163 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018163 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018163 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018163 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000018163 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000018163 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000018163 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000190732 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000190732 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000190732 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000190732 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190732 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000190732 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000190732 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190732 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000190732 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190732 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190732 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000190732 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000190732 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190732 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000190732 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000190732 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000190732 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000190732 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000190732 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000190732 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000190732 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000190732 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000018164 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018164 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018164 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018164 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018164 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018164 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018164 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018164 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018164 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018164 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018164 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000018164 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018164 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018164 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018164 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018164 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018164 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018164 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018164 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000018164 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000018164 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000018164 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000018172 | iShares Russell 2000 Value ETFFR_464287630
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018172 | Artisan Partners Asset Management, Inc.FR_04316A108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018172 | Western Alliance BancorpFR_957638109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018172 | Cullen/Frost Bankers, Inc.FR_229899109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018172 | Installed Building Products, Inc.FR_45780R101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018172 | Comerica, Inc.FR_200340107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018172 | Cushman & Wakefield PLCFR_G2717B108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018172 | Zions Bancorp NAFR_989701107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018172 | Selective Insurance Group, Inc.FR_816300107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018172 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018172 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000018172 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018172 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000018172 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018172 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018172 | SectorGas Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018172 | SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018172 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018172 | SectorElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018172 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018172 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018172 | SectorTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018172 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018174 | iShares Russell 2000 Value ETFFR_464287630
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018174 | Artisan Partners Asset Management, Inc.FR_04316A108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018174 | Western Alliance BancorpFR_957638109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018174 | Cullen/Frost Bankers, Inc.FR_229899109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018174 | Installed Building Products, Inc.FR_45780R101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018174 | Comerica, Inc.FR_200340107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018174 | Cushman & Wakefield PLCFR_G2717B108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018174 | Zions Bancorp NAFR_989701107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018174 | Selective Insurance Group, Inc.FR_816300107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018174 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018174 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000018174 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018174 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000018174 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018174 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018174 | SectorGas Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018174 | SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018174 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018174 | SectorElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018174 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018174 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018174 | SectorTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018174 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000190733 | iShares Russell 2000 Value ETFFR_464287630
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000190733 | Artisan Partners Asset Management, Inc.FR_04316A108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000190733 | Western Alliance BancorpFR_957638109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000190733 | Cullen/Frost Bankers, Inc.FR_229899109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190733 | Installed Building Products, Inc.FR_45780R101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190733 | Comerica, Inc.FR_200340107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190733 | Cushman & Wakefield PLCFR_G2717B108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190733 | Zions Bancorp NAFR_989701107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000190733 | Selective Insurance Group, Inc.FR_816300107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000190733 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000190733 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000190733 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000190733 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000190733 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000190733 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000190733 | SectorGas Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190733 | SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000190733 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190733 | SectorElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190733 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000190733 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000190733 | SectorTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000190733 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000069268 | iShares Russell 2000 Value ETFFR_464287630
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000069268 | Artisan Partners Asset Management, Inc.FR_04316A108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069268 | Western Alliance BancorpFR_957638109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069268 | Cullen/Frost Bankers, Inc.FR_229899109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069268 | Installed Building Products, Inc.FR_45780R101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069268 | Comerica, Inc.FR_200340107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069268 | Cushman & Wakefield PLCFR_G2717B108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069268 | Zions Bancorp NAFR_989701107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069268 | Selective Insurance Group, Inc.FR_816300107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069268 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069268 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000069268 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069268 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000069268 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000069268 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000069268 | SectorGas Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069268 | SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000069268 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000069268 | SectorElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000069268 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000069268 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069268 | SectorTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000069268 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.20%